-------------------------------------------------------------------------------








TAX EXEMPT
PROCEEDS
FUND, INC.






                                                   Semi-Annual Report
                                                    December 31, 1996
                                                       (Unaudited)



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Tax Exempt Investments (11.59%)
---------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Jefferson County, KY (Board of Education) RAN                   06/30/97    3.90%   $  3,000,269                SP-1+
  5,000,000   Michigan Municipal Bond Authority RN - Series 1996A             07/03/97    3.85       5,014,386                SP-1+
  3,000,000   San Bernadino, CA TRAN
              LOC Toronto-Dominion                                            06/30/97    3.82       3,008,852     MIG-1      SP-1+
  5,000,000   State of Maine GO TAN                                           06/27/97    3.82       5,014,496     MIG-1      SP-1+
  5,000,000   State of Texas TRAN                                             08/29/97    3.85       5,026,756     MIG-1      SP-1+
  5,000,000   State of Texas TRAN                                             08/29/97    3.90       5,025,098     MIG-1      SP-1+
  2,000,000   Wisconsin State Operating Notes                                 06/16/97    3.50       2,008,160     MIG-1      SP-1+
-----------                                                                                       ------------
 28,000,000   Total Other Tax Exempt Investments                                                    28,098,017
-----------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (51.72%)
---------------------------------------------------------------------------------------------------------------------------------
$ 3,870,000   Alabama HFA (Windscape Project)
              LOC Amsouth Bank N.A.                                           12/01/03    4.30%   $  3,870,000     VMIG-1
  4,200,000   Bexar County, TX HFDC (Air Force Village II) - Series 1985B
              LOC Rabobank Nederland                                          03/01/12    4.00       4,200,000                A1+
  1,570,000   Bloomington Normal Airport Authority - Series 1995A             01/01/13    4.25       1,570,000     VMIG-1
    100,000   Burke County, GA Development Authority PCRB
              (Georgia Power Co. Vogtle Proj.)                                09/01/26    5.00         100,000       P1       A1
  2,900,000   Charlotte, NC Airport RB
              MBIA Insured                                                    07/01/16    4.00       2,900,000     VMIG-1     A1+
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cotton Wood Creek Project)
              LOC General Electric Capital Corporation                        04/15/14    3.75       3,650,000                A1+
  6,000,000   City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
              LOC Barclays Bank PLC                                           02/01/00    4.10       6,000,000                A1+
  2,000,000   City of Detroit, MI Water Supply System RB
              Second Lien Bonds - Series 1995                                 07/01/25    4.15       2,000,000                A1+
  2,000,000   Clayton County, GA MHRB (Rainwood Development Project)
              LOC Bankers Trust Company                                       05/01/06    4.13       2,000,000                A1+
  3,000,000   Connecticut State Development Authority
              (CT Light & Power Co. Project) - Series 1993A
              LOC Deutsche Bank A.G.                                          09/01/28    4.15       3,000,000     VMIG-1     A1+
  4,700,000   Connecticut State Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                            12/01/10    4.00       4,700,000     VMIG-1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $ 2,800,000  County of Franklin, OH Hospital Facilities
              (Lutheran Senior City, Inc.) RB - Series 1994
              LOC First National Bank of Chicago                              05/01/15    4.25%   $  2,800,000     VMIG-1
   7,150,000  DeKalb County, GA Refunding MHRB - Series 1988
              (Wood Hills Apartment Project)
              LOC Bank of Montreal                                            12/01/07    4.15       7,150,000                A1+
   4,000,000  Delaware County, PA IDA PCR RB
              (Philadelphia Electric Co.) - Series A
              LOC Toronto-Dominion Bank                                       08/01/16    4.95       4,000,000       P1       A1+
   1,500,000  Georgetown, KY Educational Institution Improvement
              (Georgetown College)
              LOC PNC Bank                                                    06/01/04    4.10       1,500,000     VMIG-1
   1,100,000  Greensboro, NC (Greensboro Coliseum) - Series A                 12/01/15    4.00       1,100,000                A1+
   1,750,000  Greensboro, NC Public Improvement - Series B                    04/01/11    4.05       1,750,000     VMIG-1     A1+
   1,950,000  Greensboro, NC Public Improvement - Series B                    04/01/13    4.05       1,950,000     VMIG-1     A1+
   7,800,000  Harris County, TX HFDC (Methodist Hospital)                     12/01/25    5.00       7,800,000                A1+
   5,000,000  Harris County, TX Toll Road - Series H                          08/01/20    4.00       5,000,000     VMIG-1     A1+
   8,800,000  Idaho HEFA (Holy Cross Health System)                           12/01/23    4.10       8,800,000     VMIG-1     A1+
   3,300,000  Illinois Educational Facilities Authority
              (Chicago Children's Museum) - Series 1994
              LOC First National Bank of Chicago                              02/01/28    4.20       3,300,000     VMIG-1     A1+
   1,500,000  Illinois HFA RB (Northwestern Memorial Department) -
              Series 1995                                                     08/15/25    4.90       1,500,000     VMIG-1     A1+
   2,500,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC First National Bank of Chicago                              11/01/20    4.10       2,500,000     VMIG-1
   3,100,000  Jacksonville, FL IDRB
              (University of Florida Health Science Center) - Series 1989
              LOC Barnett Bank of Jacksonville                                07/01/19    4.25       3,100,000     VMIG-1
   2,500,000  Maryland State IDA Economic Development RB
              (Johnson Control Incorporation)
              LOC Johnson Control                                             12/01/03    4.40       2,500,000     VMIG-1     A1
   6,950,000  Michigan State Hospital Financial Authority Revenue
              (Chelsea Community Hospital)
              LOC Comerica Bank                                               11/15/19    4.15       6,950,000     VMIG-1
   3,500,000  Monroe County, MI EDC (Detroit Edison) - Series CC
              LOC Barclays Bank PLC                                           10/01/24    4.90       3,500,000       P1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $  4,420,000 Montgomery County MD, Housing Opportunities Commission MHRB
              LOC General Electric Capital Corporation                        11/01/07    4.30%   $  4,420,000                A1+
    4,285,000 New Hampshire Education & Health Facility Hospital RB -
              Series 1995
              LOC Bank of Ireland                                             09/01/05    4.40       4,285,000     VMIG-1
    2,200,000 New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
              LOC Corestates Bank, N.A                                        11/01/05    4.25       2,200,000     VMIG-1
    2,000,000 New Jersey State Turnpike Authority - Series A
              FGIC Insured                                                    01/01/18    3.75       2,000,000     VMIG-1     A1+
    5,000,000 Pennsylvania HEFA (Carnegie Mellon University) - Series 1995C   11/01/24    5.00       5,000,000                A1+
    1,500,000 Pitkin County, CO IDRB
              (Aspen Skiing Company Project) - Series B
              LOC First National Bank of Chicago                              04/01/16    5.00       1,500,000                A1+
    1,000,000 Port of Portland PCRB (Reynolds Metals Project)
              LOC Bank of Nova Scotia                                         12/01/09    4.95       1,000,000       P1
    3,800,000 Union County, NJ PCFA (Exxon Project) - Series 1994             07/01/33    4.80       3,800,000       P1       A1+
    2,000,000 York County, PA IDA PCRB (Philadelphia Electric Company)
              LOC Toronto-Dominion Bank                                       08/01/16    4.95       2,000,000       P1       A1+
 ------------                                                                                     ------------
  125,395,000 Total Other Variable Rate Demand Instruments                                         125,395,000
 ------------                                                                                     ------------
Put Bonds (8.63%)
---------------------------------------------------------------------------------------------------------------------------------
 $ 7,500,000  Connecticut State Special Assessment Unemployment
              Compensation Advance Fund RB - Series 93C
              FGIC Insured                                                    07/01/97    3.90%  $  7,500,000      VMIG-1     A1+
   2,360,000  Illinois Housing Development Authority
              GIC - Morgan Stanley
              Homeowner Mortgage RB 1996 - Subseries F-1                      12/18/97    3.65      2,360,000      VMIG-1     A1+
   5,000,000  Intermountain Power Agency RB - Series 1985F
              LOC Morgan Guaranty Trust Company                               06/16/97    3.93      5,000,000      VMIG-1     A1+
   6,060,000  Vermont State Educational & Health Building Finance Agency
              (Middlebury College)                                            11/01/97    3.75      6,060,000                 A1+
 -----------                                                                                      -----------
  20,920,000  Total Put Bonds                                                                      20,920,000
 -----------                                                                                      -----------
Tax Exempt Commercial Paper (27.27%)
---------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000  Burke County, GA (Oglethorpe Power Corporation)
              LOC Credit Suisse                                               01/23/97    3.70%   $  5,000,000     P1         A1+
   5,100,000  Burke County, GA (Oglethorpe Power Corporation)
              LOC Credit Suisse                                               02/05/97    3.70       5,100,000     P1         A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Tax Exempt Commercial Paper (Continued)
---------------------------------------------------------------------------------------------------------------------------------
 $ 5,300,000  City of Burlington, KS PCRB
              (Kansas City Power & Light Company) - Series 1987A
              LOC Toronto-Dominion Bank                                       03/04/97    3.35%   $  5,300,000                A1+
   2,800,000  City of Burlington, KS PCRB
              (Kansas City Power & Light Company) - Series B
              LOC Deutsche Bank A.G.                                          01/15/97    3.50       2,800,000       P1       A1+
   3,000,000  Connecticut HEFA (Yale University) - Series M                   01/06/97    3.40       3,000,000     VMIG-1     A1+
   5,000,000  City of New York, NY GO Bonds - Series J-2
              LOC Commerzbank A.G.                                            02/12/97    3.70       5,000,000       P1       A1+
  10,000,000  Intermountain Power Agency (Power Supply) - Series F2
              LOC Swiss Bank Corp.                                            02/12/97    3.60      10,000,000     VMIG-1     A1+
   3,000,000  Intermountain Power Agency Supply Refunding RB - Series 1985-F2
              LOC Swiss Bank Corp.                                            01/10/97    3.65       3,000,000     VMIG-1     A1+
   5,000,000  Maricopa County, AZ PCRB Southern California Edison
              (Palo Verde Project) - Series 1985C                             03/04/97    3.35       5,000,000       P1       A1
   1,500,000  Mashantucket (Western) Pequot Tribe - Series 1996
              LOC Bank of America                                             01/14/97    3.55       1,500,000       P1       A1+
   5,000,000  North Carolina Eastern Municipal Power Agency
              LOC Canadian Imperial Bank of Commerce                          03/11/97    3.50       5,000,000       P1       A1+
   3,400,000  Rochester, MINN Health Care Mayo Foundation
              (Mayo Medical Center) - Series C                                03/10/97    3.50       3,400,000                A1+
   7,000,000  Sunshine State Government Financing Commission RB - Series 1986
              LOC U.B. of Switz./Morgan Guaranty/National Westminster         02/19/97    3.45       7,000,000     VMIG-1
   5,000,000  The Board of Regents of Texas
              A&M University System - Series 1993B                            01/09/97    3.60       5,000,000       P1       A1+
 -----------                                                                                       -----------
  66,100,000  Total Tax Exempt Commercial Paper                                                     66,100,000
 -----------                                                                                       -----------
              Total Investments (99.21%)(Cost $240,513,017+)                                       240,513,017
              Cash and Other Assets in Excess of Liabilities (0.79%)                                 1,917,677
                                                                                                   -----------
              Net Assets (100.00%) 242,433,940 Shares Outstanding (Note 3)                        $242,430,694
                                                                                                   ===========
              Net Asset Value, offering and redemption price per share                            $       1.00
                                                                                                   ===========
         +   Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================









FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

(b) Interest rates are adjustable on a daily, weekly, or monthly basis. The rate shown is the rate in effect at the date of this statement.

KEY:

     GO        =   General Obligation                             PCFA      =    Pollution Control Finance Authority

     HEFA      =   Health and Education Facilities Authority      PCR       =    Pollution Control Revenue

     HFA       =   Housing Finance Authority                      PCRB      =    Pollution Control Revenue Bond

     HFDC      =   Health Facilities Development Corporation      RAN       =    Revenue Anticipation Note

     IDA       =   Industrial Development Authority               RB        =    Revenue Bond

     IDRB      =   Industrial Development Revenue Bond            RN        =    Revenue Note

     LOC       =   Letter of Credit                               SBPA      =    Standby Purchase Agreement

     MBIA      =   Municipal Bond Insurance Association           TAN       =    Tax Anticipation Note

     MHRB      =   Multifamily Housing Revenue Bond               TRAN      =    Tax and Revenue Anticipation Note



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996
(UNAUDITED)
===============================================================================










INVESTMENT INCOME
Interest income.............................................................................   $   4,223,173
Expenses (Note 2)...........................................................................   (     479,321)
                                                                                               --------------
Net investment income.......................................................................       3,743,852
                                                                                               --------------


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................   (       1,065)
                                                                                               --------------
Net increase in net assets from operations..................................................   $   3,742,787
                                                                                               ==============









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

================================================================================






                                                                             Six Months
                                                                                Ended                  Year
                                                                          December 31, 1996           Ended
                                                                             (Unaudited)          June 30, 1996
                                                                             -----------          -------------



INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..........................................  $    3,743,852                $  7,736,883
    Net realized gain (loss) on investments........................  (        1,065)                     -0-
                                                                     --------------                ------------
    Net increase in net assets from operations.....................       3,742,787                   7,736,883
Dividends to shareholders from net investment income...............  (    3,743,852)               (  7,736,883)
Net increase (decrease) from capital share transactions (Note 3)...  (   11,819,438)                 41,118,888
                                                                     --------------                ------------
        Total increase (decrease) in net assets....................  (   11,820,503)                 41,118,888
Net assets:
    Beginning of period............................................     254,251,197                 213,132,309
                                                                     --------------                ------------
    End of period..................................................    $242,430,694                $254,251,197
                                                                     ==============                ============











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================


1. Summary of Accounting Policies.

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required. At December 31, 1996, the Fund had a capital loss carryforward of $2,181 available to offset future capital gains expiring through June 30, 2001.

     c) Dividends and  Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of, or reimburse the Fund for, all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates.(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock.

At December 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $242,433,940. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               December 31, 1996                       June 30, 1996
                                               ----------------                       --------------



 Sold....................................            220,210,521                         524,691,635
 Issued on reinvestment of dividends.....              1,130,445                           2,123,017
 Redeemed................................        (   233,160,404)                    (   485,695,764)
                                                 ----------------                    ----------------
Net increase (decrease).................         (    11,819,438)                         41,118,888
                                                 ================                    ================

At December 31, 1996, the Fund had an accumulated net realized loss of $3,246.

4. Liabilities.
At December 31, 1996, the Fund had the following liabilities:

 Accrued management fee..................        $        83,918
 Dividends payable.......................                453,701
                                                 ---------------
  Total liabilities......................        $       537,619
                                                 ===============









--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================
5. Financial Highlights.

                                             Six Months                             Year Ended June 30,
                                               Ended          ----------------------------------------------------------------------
                                          December 31, 1996      1996            1995          1994           1993           1992
                                          ----------------    ----------      ----------    ----------     ----------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........   $  1.00         $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                               --------        -------         -------       -------        -------        --------
Income from investment operations:
    Net investment income...................      0.016          0.033           0.032         0.021          0.022           0.035
Less distributions:
    Dividends from net investment income          0.016          0.033           0.032         0.021          0.022           0.035
                                               --------        -------         -------       -------        -------        --------
Net asset value, end of period..............   $  1.00         $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                               ========        =======         =======       =======        =======        ========
Total Return................................      3.17%*         3.31%           3.22%         2.14%          2.27%           3.52%
Ratios/Supplemental Data
Net assets, end of period (000).............   $242,431       $254,251        $213,134      $133,927       $133,230        $135,123
Ratios to average net assets:
    Expenses................................      0.40%*         0.40%           0.40%         0.40%          0.40%           0.40%
    Net investment income...................      3.11%*         3.26%           3.22%         2.13%          2.25%           3.48%

* Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020






-------------------------------------------------------------------------------